OPERATING EXPENSE LIMITATION WAIVER (Details)	Dec. 31, 2012 Quarter
OPERATING EXPENSE LIMITATION WAIVER [Abstract]
Average invested assets (in hundredths)	2.00%
Net income of operating expense (in hundredths)	25.00%
Number of most recently completed fiscal quarters for which Company must limit its operating expenses	4